Income Taxes - Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Federal					$ 3,213	$ (393)	$ 2,048
State					575	1,198	605
Foreign					5,920	11,638	8,585
Total current tax position					9,708	12,443	11,238
Federal					(29,021)	(72,336)	(23,781)
State					(5,464)	(990)	(4,404)
Foreign					1,060	(114)	(242)
Total deferred tax provision					(33,425)	(73,440)	(28,427)
Total income tax (benefit)	$ (136)	$ (2,682)	$ 245,344	$ (10,431)	$ (23,717)	$ (60,997)	$ (17,189)